Feb. 26, 2026
Invesco International Growth Focus ETF | Invesco International Growth Focus ETF
Investment Objective
The Invesco International Growth Focus ETF (the “Fund”) seeks to provide capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.54%

Other Expenses[1]	None

Total Annual Fund Operating Expenses	0.54

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$55	$173

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal period June 9, 2025 (commencement of operations) through October 31, 2025, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in the equity securities (as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent such securities) of growth companies that are domiciled or have their primary operations outside of the United States. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth and in derivatives and other instruments that have economic characteristics similar to such securities. Under normal market conditions, the Fund will invest at least 65% of its total assets in common and/or preferred stocks of issuers in at least three different countries outside of the United States. The Fund may invest 100% of its assets in securities of foreign companies. The Fund may invest in emerging markets (i.e., those that are generally in the early stages of their industrial cycles), as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions, such as Asia or Europe.
The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges, including small-
and mid-cap securities. The Fund may also invest in securities convertible into common stock and other securities having equity features.
In selecting investments for the Fund’s portfolio, the portfolio managers evaluate investment opportunities on a company-by-company basis. The portfolio managers look primarily for foreign companies with high growth potential using a “bottom up” investment approach. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and industry position.
In managing the Fund, the portfolio managers consider the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging (“MANTRA”). The portfolio managers do not invest any fixed amount of the Fund’s assets according to these criteria and the trends that are considered may change over time. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.
The portfolio managers may also focus on the following factors, which may vary in particular cases and may change over time: companies that enjoy a strong competitive position and high demand for their products or services; companies with accelerating earnings growth and cash flow; and diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Performance
No performance information is available for the Fund because it does not yet have a full calendar year of performance history. Once the Fund has a full calendar year of performance information, the Fund will present total return information, which is also accessible on the Fund's website at www.invesco.com/ETFs and provides some indication of the risks of investing in the Fund.